Inventories	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016
Summit Materials, LLC
Inventories

5.INVENTORIES

Inventories consisted of the following as of July 2, 2016 and January 2, 2016:

	July 2,	January 2,
	2016	2016
Aggregate stockpiles	$103,216	$86,236
Finished goods	46,171	14,840
Work in process	8,052	5,141
Raw materials	17,300	23,865
Total	$174,739	$130,082

(5) Inventories

Inventories consisted of the following as of January 2, 2016 and December 27, 2014:

	2015	2014
Aggregate stockpiles	$86,236	$88,211
Finished goods	14,840	8,826
Work in process	5,141	1,801
Raw materials	23,865	12,715

Total	$130,082	$111,553